Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2018	$ 55,102	$ (6,561)	$ 132,591	$ 16,760	$ (127,429)	$ 70,463	$ 8,345	$ 78,808
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(2,969)	(2,969)	(426)	(3,395)
Equity-settled share-based payment	963	0	0	0	0	963	0	963
Profit for the year	0	0	0	0	42,018	42,018	8,383	50,401
Other comprehensive income for the year	0	(2,060)	0	0	0	(2,060)	0	(2,060)
Balance at Dec. 31, 2019	56,065	(8,621)	132,591	16,760	(88,380)	108,415	16,302	124,717
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(3,887)	(3,887)	(655)	(4,542)
Profit for the year	0	0	0	0	20,780	20,780	4,477	25,257
Other comprehensive income for the year	0	(173)	0	0	0	(173)	0	(173)
Shares issued - share-based payment	216	0	0	0	0	216	0	216
Shares issued - options exercised	30	0	0	0	0	30	0	30
Shares issued - Equity raise (net of transaction cost)	12,538	0	0	0	0	12,538	0	12,538
Shares issued - Blanket shares purchased from Fremiro	5,847	0	0	(2,247)	0	3,600	(3,600)	0
Balance at Dec. 31, 2020	74,696	(8,794)	132,591	14,513	(71,487)	141,519	16,524	158,043
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(6,068)	(6,068)	(2,001)	(8,069)
Profit for the year	0	0	0	0	18,405	18,405	4,737	23,142
Other comprehensive income for the year	0	(531)	0	0	0	(531)	0	(531)
Shares issued - options exercised	165	0	0	0	0	165	0	165
Shares issued - Equity raise (net of transaction cost)	7,806	0	0	0	0	7,806	0	7,806
Balance at Dec. 31, 2021	$ 82,667	$ (9,325)	$ 132,591	$ 14,513	$ (59,150)	$ 161,296	$ 19,260	$ 180,556